Other Non-Current Liabilities - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Nov. 19, 2025	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other non-current liabilities explanatory [line items]
Other payables and accruals		$ 8,696	$ 6,117
Settlement Agreement [Member]
Disclosure of other non-current liabilities explanatory [line items]
Other payables and accruals		2,500
Other non-current liabilities		1,500
Payments relating to litigation expenses	$ 5,000
Payments for associated legal expenses	$ 900
Settlement obligation remains unpaid		$ 4,000